Summary of Significant Accounting Policies - Assets, and Liabilities,of VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 18,381	$ 21,989
Accounts receivable, net	11,719	6,745
Total assets	85,904	97,254
Contract liabilities	1,172	889
Other non-current liabilities	292	321
Total liabilities	45,041	40,860
VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,214	1,734
Accounts receivable, net	1,303	1,450
Amounts due from non-VIE subsidiaries of the Company	9,373	6,663
Property and equipment and intangible assets	1,682	2,311
Others	10,080	9,399
Total assets	23,652	21,557
Amounts due to non-VIE subsidiaries of the Company	51,663	42,442
Accrued expenses, account payable and other liabilities	14,945	14,276
Contract liabilities	115	215
Other non-current liabilities	29
Total liabilities	$ 66,752	$ 56,933